1
The Gabelli Equity Income Fund
Schedule of Investments — June 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 100.0%
Aerospace  — 0.6%
1,000 Ducommun Inc.† ..................................... $ 58,060
800 Hexcel Corp. ............................................ 49,960
2,000 Lockheed Martin Corp. ............................. 934,200
7,000 Rockwell Automation Inc. ......................... 1,926,960
2,969,180
Agriculture  — 0.5%
37,000 Archer-Daniels-Midland Co. ...................... 2,236,650
10,000 The Mosaic Co. ........................................ 289,000
2,525,650
Automotive  — 0.7%
2,500 Daimler Truck Holding AG ......................... 99,518
20,000 Iveco Group NV ........................................ 224,257
14,500 PACCAR Inc. ............................................ 1,492,630
42,000 Traton SE ................................................. 1,374,136
3,190,541
Automotive: Parts and Accessories  — 4.8%
77,000 Dana Inc. ................................................. 933,240
156,500 Genuine Parts Co. ..................................... 21,647,080
22,580,320
Broadcasting  — 0.3%
37,300 Sinclair Inc. .............................................. 497,209
49,500 TEGNA Inc. .............................................. 690,030
1,187,239
Building and Construction  — 1.9%
20,300 Carrier Global Corp. .................................. 1,280,524
33,000 Fortune Brands Innovations Inc. ............... 2,143,020
20,500 Herc Holdings Inc. .................................... 2,732,445
38,000 Johnson Controls International plc ............ 2,525,860
7,500 Knife River Corp.† .................................... 526,050
9,207,899
Business Services  — 3.9%
7,200 Automatic Data Processing Inc. ................ 1,718,568
19,000 Mastercard Inc., Cl. A ............................... 8,382,040
2,400 MSC Industrial Direct Co. Inc., Cl. A .......... 190,344
29,500 Pentair plc ................................................ 2,261,765
13,500 S&P Global Inc. ........................................ 6,021,000
18,573,717
Cable and Satellite  — 0.0%
2,000 EchoStar Corp., Cl. A† .............................. 35,620
Communications Equipment  — 0.3%
42,000 Corning Inc. ............................................. 1,631,700
Computer Hardware  — 2.0%
23,700 Apple Inc. ................................................ 4,991,694
25,000 International Business Machines Corp. ...... 4,323,750
9,315,444
Shares
Market
Value
Computer Software and Services  — 3.1%
76,000 Hewlett Packard Enterprise Co. ................. $ 1,608,920
29,200 Microsoft Corp. ........................................ 13,050,940
14,659,860
Consumer Products  — 1.4%
5,500 Edgewell Personal Care Co. ...................... 221,045
49,000 Energizer Holdings Inc. ............................. 1,447,460
25,000 Essity AB, Cl. A ......................................... 638,032
1,300 National Presto Industries Inc. .................. 97,669
31,700 Reckitt Benckiser Group plc ...................... 1,715,882
4,500 The Scotts Miracle-Gro Co. ....................... 292,770
40,000 Unilever plc, ADR ..................................... 2,199,600
6,612,458
Consumer Services  — 0.2%
1,600 Allegion plc .............................................. 189,040
10,500 Rollins Inc. ............................................... 512,295
701,335
Diversified Industrial  — 6.7%
1,400 AMETEK Inc. ............................................ 233,394
64,000 Crane Co. ................................................. 9,278,720
1,400 Eaton Corp. plc ......................................... 438,970
1,000 Honeywell International Inc. ...................... 213,540
8,600 Ingersoll Rand Inc. ................................... 781,224
46,000 ITT Inc. .................................................... 5,942,280
30,000 Jardine Matheson Holdings Ltd. ................ 1,061,400
2,500 Modine Manufacturing Co.† ...................... 250,475
20,000 Myers Industries Inc. ................................ 267,600
20,500 nVent Electric plc ...................................... 1,570,505
20,000 Svenska Cellulosa AB SCA, Cl. A ............... 296,632
100,000 Textron Inc. .............................................. 8,586,000
146,000 Toray Industries Inc. ................................. 691,025
3,700 Trane Technologies plc ............................. 1,217,041
23,000 Trinity Industries Inc. ................................ 688,160
31,516,966
Electronics  — 2.5%
6,500 Sony Group Corp. ..................................... 551,060
33,000 Sony Group Corp., ADR ............................ 2,803,350
44,000 TE Connectivity Ltd. .................................. 6,618,920
10,000 Texas Instruments Inc. ............................. 1,945,300
11,918,630
Energy and Utilities: Electric  — 0.4%
15,000 Korea Electric Power Corp., ADR† ............. 106,350
13,500 Portland General Electric Co. ..................... 583,740
63,000 The AES Corp. .......................................... 1,106,910
1,797,000
Energy and Utilities: Integrated  — 0.7%
50,000 Energy Transfer LP ................................... 811,000
21,000 Eni SpA .................................................... 322,821
5,000 Iberdrola SA, ADR .................................... 261,600

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — June 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities: Integrated (Continued)
56,500 OGE Energy Corp. ..................................... $ 2,017,050
3,412,471
Energy and Utilities: Natural Gas  — 2.5%
115,000 National Fuel Gas Co. ................................ 6,231,850
11,500 ONE Gas Inc. ............................................ 734,275
57,200 ONEOK Inc. .............................................. 4,664,660
5,300 Southwest Gas Holdings Inc. .................... 373,014
12,003,799
Energy and Utilities: Oil  — 4.1%
30,000 APA Corp. ................................................ 883,200
34,200 Chevron Corp. .......................................... 5,349,564
4,000 ConocoPhillips ......................................... 457,520
6,800 Devon Energy Corp. .................................. 322,320
11,500 Exxon Mobil Corp. .................................... 1,323,880
49,000 Hess Corp. ............................................... 7,228,480
16,500 Marathon Petroleum Corp. ........................ 2,862,420
13,000 TotalEnergies SE, ADR .............................. 866,840
1,706 Vitesse Energy Inc. ................................... 40,432
19,334,656
Energy and Utilities: Services  — 0.9%
5,000 Dril-Quip Inc.† .......................................... 93,000
94,500 Halliburton Co. ......................................... 3,192,210
22,000 MDU Resources Group Inc. ...................... 552,200
11,000 Schlumberger NV ..................................... 518,980
4,356,390
Energy and Utilities: Water  — 0.2%
3,600 Essential Utilities Inc. ............................... 134,388
22,000 Severn Trent plc ....................................... 661,883
796,271
Entertainment  — 1.7%
20,000 Atlanta Braves Holdings Inc., Cl. A† .......... 826,600
12,197 Atlanta Braves Holdings Inc., Cl. C† .......... 481,050
125,000 Grupo Televisa SAB, ADR ......................... 346,250
6,000 Madison Square Garden Entertainment
Corp.† .................................................. 205,380
3,000 Madison Square Garden Sports Corp.† ..... 564,390
31,250 Ollamani SAB† ......................................... 71,211
269,000 Paramount Global, Cl. A ............................ 4,944,220
10,000 Sphere Entertainment Co.† ....................... 350,600
7,789,701
Environmental Services  — 0.4%
7,500 Republic Services Inc. .............................. 1,457,550
2,500 Veralto Corp. ............................................ 238,675
1,696,225
Equipment and Supplies  — 6.8%
4,500 A.O. Smith Corp. ...................................... 368,010
13,200 Danaher Corp. .......................................... 3,298,020
Shares
Market
Value
150,200 Flowserve Corp. ....................................... $ 7,224,620
43,500 Graco Inc. ................................................ 3,448,680
18,000 Minerals Technologies Inc. ....................... 1,496,880
168,000 Mueller Industries Inc. .............................. 9,565,920
13,500 Parker-Hannifin Corp. ............................... 6,828,435
200 Watts Water Technologies Inc., Cl. A ......... 36,674
32,267,239
Financial Services  — 15.2%
20,000 AllianceBernstein Holding LP .................... 675,800
13,500 American Express Co. ............................... 3,125,925
17,200 Ameris Bancorp ....................................... 866,020
5,195 Banco Santander Chile, ADR ..................... 97,822
68,000 Bank of America Corp. .............................. 2,704,360
11,500 BNP Paribas SA ........................................ 733,167
1,800 EXOR NV ................................................. 188,337
30,000 Interactive Brokers Group Inc., Cl. A ......... 3,678,000
10,000 Jefferies Financial Group Inc. .................... 497,600
7,500 JPMorgan Chase & Co., CDI ..................... 1,516,950
46,500 Julius Baer Group Ltd. .............................. 2,598,141
4,000 Kinnevik AB, Cl. A ..................................... 33,173
56,000 Loews Corp. ............................................. 4,185,440
10,000 M&T Bank Corp. ....................................... 1,513,600
10,000 Marsh & McLennan Companies Inc. .......... 2,107,200
6,200 Morgan Stanley ........................................ 602,578
5,800 Popular Inc. ............................................. 512,894
46,800 SLM Corp. ............................................... 972,972
120,000 State Street Corp. ..................................... 8,880,000
6,300 T. Rowe Price Group Inc. .......................... 726,453
293,500 The Bank of New York Mellon Corp. .......... 17,577,715
12,400 The Goldman Sachs Group Inc. ................. 5,608,768
20,500 The PNC Financial Services Group Inc. ...... 3,187,340
2,100 UBS Group AG ......................................... 61,823
53,000 Valley National Bancorp ............................ 369,940
73,500 Webster Financial Corp. ............................ 3,203,865
96,000 Wells Fargo & Co. .................................... 5,701,440
71,927,323
Food and Beverage  — 15.6%
1,000 Anheuser-Busch InBev SA/NV ................... 57,960
185,000 Brown-Forman Corp., Cl. A ....................... 8,164,050
37,000 Campbell Soup Co. ................................... 1,672,030
19,000 Coca-Cola Europacific Partners plc ............ 1,384,530
10,000 Coca-Cola Femsa SAB de CV, ADR ............ 858,400
2,000 Constellation Brands Inc., Cl. A ................. 514,560
30,000 Danone SA ............................................... 1,833,895
33,000 Davide Campari-Milano NV ....................... 311,852
49,500 Diageo plc, ADR ....................................... 6,240,960
80,000 Fomento Economico Mexicano SAB de CV,
ADR ..................................................... 8,612,000
1,000 General Mills Inc. ..................................... 63,260
1,430,000 Grupo Bimbo SAB de CV, Cl. A .................. 5,050,139
91,900 Heineken NV ............................................ 8,887,353

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — June 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
132,000 ITO EN Ltd. .............................................. $ 2,856,759
8,500 Kellanova ................................................. 490,280
4,000 McCormick & Co. Inc. .............................. 276,000
31,200 McCormick & Co. Inc., Non-Voting ........... 2,213,328
24,800 Mondelēz International Inc., Cl. A .............. 1,622,912
31,300 Nestlé SA ................................................. 3,195,321
159,600 Nissin Foods Holdings Co. Ltd. ................. 4,049,271
25,000 PepsiCo Inc. ............................................. 4,123,250
23,800 Pernod Ricard SA ..................................... 3,229,407
31,200 Remy Cointreau SA .................................. 2,602,923
30,000 Sapporo Holdings Ltd. .............................. 1,051,837
4,000 The Boston Beer Co. Inc., Cl. A† ............... 1,220,200
8,500 The Coca-Cola Co. .................................... 541,025
1,000 The Hershey Co. ....................................... 183,830
44,500 The Kraft Heinz Co. ................................... 1,433,790
8,400 WK Kellogg Co. ........................................ 138,264
64,000 Yakult Honsha Co. Ltd. ............................. 1,144,235
74,023,621
Health Care  — 4.3%
4,400 Abbott Laboratories .................................. 457,204
3,000 AbbVie Inc. .............................................. 514,560
3,200 Alcon Inc. ................................................ 285,056
75,000 Baxter International Inc. ............................ 2,508,750
4,400 Bio-Rad Laboratories Inc., Cl. A† .............. 1,201,684
87,500 Bristol-Myers Squibb Co. .......................... 3,633,875
69,000 Demant A/S† ............................................ 2,986,344
6,400 GSK plc, ADR ........................................... 246,400
8,000 Haleon plc, ADR ....................................... 66,080
32,000 Henry Schein Inc.† ................................... 2,051,200
16,000 Merck & Co. Inc. ...................................... 1,980,800
12,000 Novartis AG, ADR ..................................... 1,277,520
26,000 Perrigo Co. plc ......................................... 667,680
23,000 Pfizer Inc. ................................................ 643,540
42,500 Roche Holding AG, ADR ........................... 1,473,475
2,300 Zimmer Biomet Holdings Inc. ................... 249,619
10,000 Zimvie Inc.† ............................................. 182,500
20,426,287
Hotels and Gaming  — 0.1%
12,000 MGM Resorts International† ..................... 533,280
1,500 Wynn Resorts Ltd. ................................... 134,250
667,530
Machinery  — 3.5%
6,000 Caterpillar Inc. .......................................... 1,998,600
128,000 CNH Industrial NV .................................... 1,296,640
33,000 Deere & Co. ............................................. 12,329,790
1,000 Otis Worldwide Corp. ............................... 96,260
7,200 Xylem Inc. ................................................ 976,536
16,697,826
Shares
Market
Value
Metals and Mining  — 2.0%
77,200 Freeport-McMoRan Inc. ............................ $ 3,751,920
138,000 Newmont Corp. ........................................ 5,778,060
9,529,980
Publishing  — 0.0%
3,000 Value Line Inc. ......................................... 129,210
Real Estate Investment Trusts  — 0.4%
60,000 Weyerhaeuser Co. .................................... 1,703,400
Retail  — 4.8%
13,000 Cie Financiere Richemont SA, Cl. A ........... 2,029,328
73,000 Copart Inc.† ............................................. 3,953,680
6,000 Costco Wholesale Corp. ............................ 5,099,940
80,000 CVS Health Corp. ...................................... 4,724,800
44,600 Ingles Markets Inc., Cl. A .......................... 3,060,006
183,000 Seven & i Holdings Co. Ltd. ...................... 2,229,349
3,000 The Home Depot Inc. ................................ 1,032,720
33,000 Walgreens Boots Alliance Inc. ................... 399,135
3,000 Walmart Inc. ............................................ 203,130
22,732,088
Specialty Chemicals  — 0.9%
2,700 Albemarle Corp. ....................................... 257,904
2,500 Ashland Inc. ............................................. 236,225
2,200 FMC Corp. ................................................ 126,610
35,500 H.B. Fuller Co. .......................................... 2,732,080
1,800 NewMarket Corp. ..................................... 928,026
600 Quaker Chemical Corp. ............................. 101,820
4,382,665
Telecommunications  — 3.8%
100,000 BCE Inc. ................................................... 3,237,000
190,000 Deutsche Telekom AG, ADR ...................... 4,786,100
72,000 Liberty Global Ltd., Cl. A† ......................... 1,254,960
1,000 Liberty Global Ltd., Cl. C† ......................... 17,850
14,000 Orange SA, ADR ....................................... 139,860
70,000 Telefonica SA, ADR ................................... 294,700
164,000 Telephone and Data Systems Inc. .............. 3,399,720
94,000 TELUS Corp. ............................................ 1,423,160
85,000 Verizon Communications Inc. ................... 3,505,400
18,058,750
Transportation  — 2.6%
92,000 GATX Corp. .............................................. 12,177,120
Wireless Communications  — 0.2%
70,000 BT Group plc, Cl. A ................................... 124,191
40,000 Telesat Corp.† .......................................... 364,000
20,000 Turkcell Iletisim Hizmetleri A/S, ADR ......... 151,600

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — June 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Wireless Communications (Continued)
3,500 United States Cellular Corp.† .................... $ 195,370
835,161
TOTAL COMMON STOCKS .................. 473,371,272
TOTAL INVESTMENTS — 100.0%
(Cost $167,615,745) ............................. $ 473,371,272
† Non-income producing security.
ADR American Depositary Receipt
CDI CHESS (Australia) Depository Interest